RBC BlueBay Emerging Market Corporate Bond Fund

RBC FUNDS TRUST

RBC BlueBay Emerging Market Corporate Bond Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Emerging Market Corporate Bond Fund

The table under the heading titled “Performance Table” on page 15 of the Prospectus is replaced with the following table to correct the Past 5 Years and Since Inception returns for Class A shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Since Inception
Class I Return Before Taxes	10.06%	4.76%	4.79%
Class I Return After Taxes on Distributions	7.94%	2.53%	2.57%
Class I Return After Taxes on Distributions and Sale of Shares	5.65%	2.71%	2.75%
Class A Return Before Taxes	5.04%	3.59%	3.64%
JPMorgan Corporate Emerging Market Bond Index (CEMBI) Diversified (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	10.43%	6.30%	6.41%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns - RBC BlueBay Emerging Market Corporate Bond Fund	Past Year	Past 5 Years	Since Inception	Inception Date
Class I	10.06%	4.76%	4.79%
Class I | After Taxes on Distributions	7.94%	2.53%	2.57%
Class I | After Taxes on Distributions and Sale of Shares	5.65%	2.71%	2.75%
Class A	5.04%	3.59%	3.64%
JPMorgan Corporate Emerging Market Bond Index (CEMBI) Diversified	10.43%	6.30%	6.41%	Nov. 30, 2011